Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 6,063,303	$ 202,718	$ 4,796,126
Property, plant and equipment	138,831	4,642
Investment properties	12,167,772	406,813	6,680,017
Long-term prepayments for lease			6,515,576
Other financial assets (including current and non-current)	637,775	21,323	496,902
Total	$ 19,007,681	$ 635,496	$ 18,488,621